Operating Segments - Non-current assets by geography (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Goodwill	£ 6,186	£ 6,321
Other intangible assets, net	28,459	33,602
Property, plant and equipment, net	48,954	37,648
Right-of-use assets, net	18,513	14,794
UK
Disclosure of geographical areas [line items]
Goodwill	173	173
Other intangible assets, net	2,815	2,688
Property, plant and equipment, net	42,059	30,893
Right-of-use assets, net	9,177	10,403
Austria
Disclosure of geographical areas [line items]
Goodwill	6,013	6,148
Other intangible assets, net	25,644	30,914
Property, plant and equipment, net	6,467	6,647
Right-of-use assets, net	6,634	4,391
Rest of the World
Disclosure of geographical areas [line items]
Goodwill	0	0
Other intangible assets, net	0	0
Property, plant and equipment, net	428	108
Right-of-use assets, net	£ 2,702	£ 0